                [AMERICAN FIDELITY ASSURANCE COMPANY LETTERHEAD]

                                   May 5, 1999


VIA EDGARLINK

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

          Re:  American Fidelity Variable Separate Account B
               (File Nos. 333-25663, 811-8187)

Ladies and Gentlemen:

          On behalf of American Fidelity Assurance Company (the "Company") and American Fidelity Separate Account B ("Fund B"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1993. In this regard, we certify that the form of Prospectus and Statement of Additional Information ("SAI") for certain variable annuity contracts offered by the Company through Fund B otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the form of Prospectus and SAI contained in the Form N-4 registration statement for Fund B, which was filed electronically with the Securities and Exchange Commission via EDGARLINK on April 30, 1999 and became effective on May 1, 1999.

                                   Sincerely,


                                   JOHN W. REX



                                   JOHN W. REX
                                   President


CSC:ds
cc:       Connie S. Stamets, Esq.